FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Classification of financial instruments	The classification of financial instruments is summarized as follows:

	Classifications	December 31, 2021	December 31, 2020
		$	$
FINANCIAL ASSETS
Cash	Amortized cost	241,702,030	–
Trade and other receivables	Amortized cost	25,373,946	8,692,439
Incentives from "support program for the deployment of electric school buses" and from "zero-emission truck and bus program" receivable	Amortized cost	3,904,401	5,216,118
Other government assistance receivable	Amortized cost	903,356	724,367

FINANCIAL LIABILITIES
Bank overdraft	Amortized cost	—	91,076
Credit facilities	Amortized cost	—	18,209,335
Loans on research and development tax credits and subsidies receivable	Amortized cost	10,564,590	10,433,572
Trade and other payables	Amortized cost	33,343,630	9,413,387
Long-term debt	Amortized cost	2,513,080	26,817,815
Convertible debt instruments	Amortized cost	–	18,866,890
Share warrant obligations	FVTPL	106,225,934	31,549,033
Common shares, retractable	Amortized cost	–	25,855,509
10 - FINANCIAL ASSETS AND LIABILITIES (CONTINUED)
10.3 Fair Value Hierarchy (continued)
The Group's financial instruments are categorized as follow on the fair value hierarchy:

Fair Value Hierarchy
FINANCIAL INTRUMENTS MEASURED AT FAIR VALUE
Share warrant obligations- public	Level 1
Share warrant obligations- private	Level 2
Share warrant obligations- warrant issued to a customer	Level 3
FINANCIAL INTRUMENTS MEASURED AT AMORTIZED COST
Long-term debt	Level 2
Convertible debt instruments	Level 2
Common shares, retractable	Level 2